Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 26, 2019
Registrant Name	Infusive US Trust
Entity Central Index Key	0001748197
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 26, 2019
Document Effective Date	Dec. 26, 2019
Prospectus Date	Dec. 26, 2019
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF | INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
Prospectus:
Trading Symbol	JOYY